Plant and Equipment	12 Months Ended
Mar. 31, 2026
Plant and Equipment [Abstract]
PLANT AND EQUIPMENT
15.	PLANT AND EQUIPMENT

Plant and equipment consist of:

	Land use rights	Office			Construction in
	and building	equipment	Machinery	Motor vehicles	progress	Total
Cost
As at April 1, 2024	$108,809	$11,464	$34,423	$7,577	$12,193	$174,466
Additions	356	896	2,316	439	19,233	23,240
Acquisition of Adventus	—	51	347	125	—	523
Disposals	(242)	(135)	(751)	(335)	—	(1,463)
Reclassification of asset groups	23,983	361	3,347	—	(27,691)	—
Transfer to investment properties	(121)	—	—	—	—	(121)
Impact of foreign currency translation	(607)	(49)	(171)	(31)	(9)	(867)
As at March 31, 2025	$132,178	$12,588	$39,511	$7,775	$3,726	$195,778
Additions	2,087	781	821	1,249	4,816	9,754
Acquisition of ZAAV	2,250	55	160	104	8,142	10,711
Disposals	(526)	(843)	(872)	(459)	—	(2,700)
Reclassification of asset groups	2,350	38	1,319	—	(3,707)	—
Transfer to investment properties	—	—	—	—	—	—
Impact of foreign currency translation	6,855	614	2,091	413	226	10,199
As at March 31, 2026	$145,194	$13,233	$43,030	$9,082	$13,203	$223,742
Accumulated amortization and impairment
As at April 1, 2024	$(57,541)	$(7,641)	$(24,009)	$(5,377)	$—	$(94,568)
Disposals	121	100	366	307	—	894
Transfer to investment property	27	—	—	—	—	27
Depreciation and amortization	(4,675)	(1,007)	(2,413)	(652)	—	(8,747)
Impact of foreign currency translation	245	29	111	24	—	409
As at March 31, 2025	$(61,823)	$(8,519)	$(25,945)	$(5,698)	$—	$(101,985)
Disposals	494	825	705	430	—	2,454
Depreciation and amortization	(5,699)	(1,060)	(2,792)	(719)	—	(10,270)
Impact of foreign currency translation	(3,282)	(417)	(1,427)	(305)	—	(5,431)
As at March 31, 2026	$(70,310)	$(9,171)	$(29,459)	$(6,292)	$—	$(115,232)
Carrying amounts
As at March 31, 2025	$70,355	$4,069	$13,566	$2,077	$3,726	$93,793
As at March 31, 2026	$74,884	$4,062	$13,571	$2,790	$13,203	$108,510